[AIM LOGO APPEARS HERE]        Dear Shareholder:

             [PHOTO of         As the end of the fiscal year arrived on
          Charles T. Bauer,    March 31, 1999, the U.S. economy continued to
           Chairman of the     move ahead at a brisk pace. After growing in the
LETTER    Board of the Fund    final quarter of 1998 at the fastest rate in two-
TO OUR     APPEARS HERE        and-a-half years, total gross domestic product
SHAREHOLDERS                   (GDP) growth results for 1998 remained at 3.9%.
              Throughout the second half of 1998, markets around the globe experienced economic turmoil, financial instability and increased credit concerns. Certain regions, particularly Asia, Russia and Latin America, suffered from a severe downturn as their economies fought to stay afloat. Financial markets in the United States and Europe were also affected by the downturn, but surprisingly strong growth continued in both economies.
                As a result of the global meltdown, the Federal Reserve Board
              (the Fed) reduced the federal funds rate from 5.5% to 4.75%. A 25 basis point rate cut was approved at both the September and November Fed policy meetings, as well as an unexpected 25 basis point cut between those two regularly scheduled meetings. The discount rate was also reduced from 5% to 4.5% during that period. The discount rate is the rate member banks pay the Federal Reserve when they borrow money. The lowering of interest rates was not done solely to stimulate an already strong U.S. economy, but also to minimize the impact of the international economic crisis upon the U.S. economy, to decrease volatility, and to calm the financial markets.
                The yield on the one-year Treasury bill, which was as high as
              5.32% in early July of 1998, dropped to 4.37% in early December. The yield dropped because of an increase in the one-year Treasury bill's price. The price increase was due to investors' increased demand for Treasury securities in a "flight to quality" investment environment resulting from the international crises and credit concerns.
                The municipal market continued to suffer from a lack of supply over the last six months of the reporting period because the strong financial position of local governments reduced their need to issue new securities. Demand remained strong and yields in the tax-free market dropped into the 3% range for one-year notes. Spreads widened between tax-free and Treasury bill yields. The tax-free yield curve remained flat as investors expected a steady Fed policy.

              YOUR INVESTMENT PORTFOLIO

              For the fiscal year ended March 31, 1999, Cash Reserve Portfolio maintained its competitive position, as shown in the table. The Portfolio holds the highest credit-quality ratings given by three widely known credit-rating agencies. It continues to be rated AAAm by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc. In addition, shortly before the fiscal year closed, the Portfolio received the highest rating, AAA, granted by Fitch IBCA, Inc. These ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management and weekly portfolio reviews. With the addition of the AAA Fitch rating, AIM became the largest multi-fund complex to have all of its institutional money market portfolios given the highest rating by three different rating agencies.


              YIELDS AS OF 3/31/99
                                                   AVERAGE      SEVEN-DAY
                                                MONTHLY YIELD     YIELD
              Cash Reserve Portfolio
              Private Investment Class              2.57%         2.62%

              IBC Tax-Free Money Funds
              Averages(TM)                          2.44%         2.47%

              IBC All Tax-Free Money
              Funds--Stockbroker and
              General Purpose(TM)                   2.42%         2.45%

                                                                     (continued)

                Cash Reserve Portfolio seeks to generate as high a level of federally tax-exempt income as is consistent with preservation of capital and maintenance of liquidity by investing in high-quality, short-term municipal obligations. It invests solely in securities rated "First Tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Net assets of Private Investment Class of the Portfolio stood at $90.6 million at the close of the fiscal year.
                An investment in a money market fund such as Cash Reserve
              Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

              OUTLOOK

              As the first quarter of 1999 came to a close, the U.S. economy continued to show strong growth with little or no inflationary pressures. GDP growth for the first quarter was expected to weaken from the 6% level posted in the fourth quarter of 1998 but still remain in the solid 3% to 4% range. Although oil prices surged about $5 per barrel during the closing weeks of the fiscal year, there is little evidence of inflationary tendencies. Therefore, the markets have adjusted their expectations to a steady Fed policy over the next few months. Tax-free yields have backed up during the tax season but are expected to level out in the 3% range in the near future.
                We are pleased to send you this report concerning your
              investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

              Respectfully submitted,


              /s/ CHARLES T. BAUER
              Charles T. Bauer
              Chairman

SCHEDULE OF INVESTMENTS
March 31, 1999


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
SHORT-TERM MUNICIPAL OBLIGATIONS - 103.47%
ALABAMA - 0.50%
Birmingham (City of) (YMCA-Birmingham);
Public Park and Recreation Board RB
  3.15%, 06/01/16(b)(c)                     --   VMIG-1  $ 3,165 $    3,165,000
-------------------------------------------------------------------------------
Marshall (County of); Special Obligation
 School Refunding Series 1994 Warrants
  3.05%, 02/01/12(b)(c)                     A-1+   --      2,695      2,695,000
-------------------------------------------------------------------------------
                                                                      5,860,000
-------------------------------------------------------------------------------
ALASKA - 0.40%
Alaska Housing Finance Corp.; General
 Mortgage Series 1991 A RB
  2.95%, 06/01/26(b)                       A-1+  VMIG-1    4,636      4,636,000
-------------------------------------------------------------------------------
ARIZONA - 3.67%
Maricopa (County of) Arizona Pollution
 Control Corp. (El Paso Electric Co.
 Project A); Series 1994 PCR
  3.00%, 07/01/14(b)(c)                     --     P-1    20,000     20,000,000
-------------------------------------------------------------------------------
Phoenix (City of); Series 95A-2 GO
  3.25%, 06/01/20(b)                       A-1+  VMIG-1    7,800      7,800,000
-------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
 Authority (Southwest Villages Project);
 Multifamily Housing Variable Rate Demand
 Series 1985 A RB
  3.00%, 12/01/06(b)(c)                    A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Salt River Project Agricultural
 Improvement and Power District;
 Series B Promissory Notes
  2.85%, 06/17/99                          A-1+    P-1    11,100     11,100,000
-------------------------------------------------------------------------------
                                                                     42,900,000
-------------------------------------------------------------------------------
CALIFORNIA - 1.75%
California Health Facilities Authority
 (St. Francis Medical Center);
 Series 1995 F RB
  2.70%, 07/10/10(b)(d)                    A-1+  VMIG-1   15,000     15,000,000
-------------------------------------------------------------------------------
Huntington Beach (City of) (Seabridge
 Villas Project); Floating Rate
 Multifamily Housing Series 1985 A RB
  4.00%, 02/01/10(b)(c)                     --   VMIG-1    3,000      3,000,000
-------------------------------------------------------------------------------
Student Loan Marketing Corporation;
 Student Loan Revenue Refunding Series
 1993 A RB
  3.00%, 11/01/99(c)(e)                     --   VMIG-1    2,500      2,500,000
-------------------------------------------------------------------------------
                                                                     20,500,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
COLORADO - 0.89%
Colorado (State of) General Fund; Series
 1998 A TRAN
  4.00%, 06/25/99                          SP-1+   --    $ 5,000 $    5,004,712
-------------------------------------------------------------------------------
Colorado Housing Finance Authority
 (Coventry Village Project); Multifamily
 Housing Refunding Series 1996 B RB
  3.00%, 10/15/16(b)(c)                    A-1+    --      5,370      5,370,000
-------------------------------------------------------------------------------
                                                                     10,374,712
-------------------------------------------------------------------------------
CONNECTICUT - 0.60%
Connecticut (State of) (Transportation
 Infrastructure Purpose S-1); Special
 Tax Obligation RB
  2.90%, 12/01/10(b)(c)                    A-1+  VMIG-1    4,262      4,262,000
-------------------------------------------------------------------------------
Connecticut (State of) Development
 Authority (Corporation for Independent
 Living Project); Health Care Series 1990
 RB
  2.80%, 07/01/15(b)(c)                     --   VMIG-1    2,750      2,750,000
-------------------------------------------------------------------------------
                                                                      7,012,000
-------------------------------------------------------------------------------
DELAWARE - 0.96%
Delaware (State of) Economic Development
 Authority (Hospital Billing); Adjustable
 Rate Series C RB
  3.10%, 12/01/15(b)(d)                    A-1+  VMIG-1    5,500      5,500,000
-------------------------------------------------------------------------------
University of Delaware; Variable Rate
 Demand Series 1998 RB
  3.00%, 11/01/23(b)                       A-1+    --      5,711      5,711,000
-------------------------------------------------------------------------------
                                                                     11,211,000
-------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 0.40%
District of Columbia Housing Finance
 Agency (Livingston Manor Apts Project);
 Multifamily Variable Rate Housing
 Mortgage RB
  3.05%, 07/01/21(b)(c)                     A-1    --      4,630      4,630,000
-------------------------------------------------------------------------------
FLORIDA - 6.17%
Broward (County of) Housing Finance
 Authority (Welleby Apartments Project);
 Multifamily Variable Rate Demand
 Housing Series 1984 RB
  2.95%, 12/01/06(b)(c)                     --    MIG-1    5,350      5,350,000
-------------------------------------------------------------------------------
Eustis (City of) Health Facility
 Authority (Florida Hospital/Waterman
 Inc. Project); Series 1992 RB
  2.95%, 12/01/15(b)(c)                     --   VMIG-1    3,525      3,525,000
-------------------------------------------------------------------------------
Gulf Breeze (City of) (Florida Muncipal
 Bond Fund); Variable Rate Demand Series
 1996 A RB
  3.10%, 03/31/21(b)(c)                    A-1+    --      3,595      3,595,000
-------------------------------------------------------------------------------
Gulf Breeze (City of) (Local Government
 Loan Program); Floating Rate Series
 1985 B RB
  3.05%, 12/01/15(b)(d)                    A-1+  VMIG-1    3,700      3,700,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
FLORIDA - (CONTINUED)
Lee (County of) Housing Finance
 Authority (Forestwood Apartments
 Project); Housing Series 1995 A RB
  3.00%, 06/15/25(b)(c)                   A-1+   --    $ 3,800 $    3,800,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, (Board
 of Education Lottery); Floating Rate
 Trust Certificate Series  57 1998 RB
  3.08%, 01/01/07(b)(d)(f)                A-1c   --     15,000     15,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program,
 Jacksonville (City of) Health
 Facilities Authority; Floating Rate
 Trust Certificates Series 49 1998 RB
  3.08%,02/15/07(b)(d)(f)                 A-1c   --     12,980     12,980,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Orange
 (County of) School Board; Floating Rate
 Trust Certificates Series 1997 A RB
  3.08%, 08/01/06(b)(d)(f)                 --  VMIG-1    8,135      8,135,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Tampa Bay
 (City of) Water Utility System;
 Floating Rate Trust Certificates Series
 1998 B RB
  3.08%, 10/01/18(b)(d)(f)                A-1c   --      4,995      4,995,000
-----------------------------------------------------------------------------
Putnam County Development Authority
 (Seminole Electric Cooperative, Inc.
 Project); National Rural Utilities
 Guaranteed Semiannual Adjustable
 Pooled PCR
  3.00%, Series 1984 H-3, 09/15/99(c)(e)  A-1+  MIG-1    4,400      4,400,000
-----------------------------------------------------------------------------
  3.00%, Series 1984 H-4, 09/15/99(c)     A-1+   P-1     3,600      3,600,000
-----------------------------------------------------------------------------
St. John's (County of) Housing Finance
 Authority (Anastasia Project);
 Mutifamily Housing Series 1996 RB
  3.00%, 11/01/14(b)(c)                   A-1+   --      3,100      3,100,000
-----------------------------------------------------------------------------
                                                                   72,180,000
-----------------------------------------------------------------------------
GEORGIA - 4.96%
Clark (County of) Georgia School
 District (School Sales Tax);
 Series 1997 GO
  4.55%, 03/01/00(d)                      AAA    Aaa     2,150      2,179,938
-----------------------------------------------------------------------------
Cobb (County of) Housing Authority
 (Greenhouse Frey Apartment Project);
 Multifamily Housing RB
  3.00%, 09/15/26(b)(c)                   A-1+   --      5,000      5,000,000
-----------------------------------------------------------------------------
Decatur County Bainbridge Industrial
 Development Authority (Kaiser
 Agriculture Chemical Inc. Project);
 Series 1985 IDR
  3.00%, 12/01/02(b)(c)                   A-1+   --      2,100      2,100,000
-----------------------------------------------------------------------------
Dekalb (County of) Housing Authority
 (Clairmont Crest Project); Multifamily
 Housing Refunding Series 1995 RB
  3.05%, 06/15/25(b)(c)                   A-1+   --      6,400      6,400,000
-----------------------------------------------------------------------------
Dekalb Private Hospital Authority
 (Egleston Childrens Hospital at
 Emory University); Variable Rate
 Demand Series 1994 A RAN
  2.90%, 03/01/24(b)(c)                   A-1+ VMIG-1    1,558      1,558,000
-----------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
GEORGIA - (CONTINUED)
Development Authority of Cobb County
 (Institute of Nuclear Power Operations
 Project); Series 1998 RB
  3.10%, 02/01/13(b)(c)                     --     Aa3   $ 8,855 $    8,855,000
-------------------------------------------------------------------------------
Development Authority of Floyd County
 (Shorter College Project); Series 1998
 RB
  3.15%, 06/01/17(b)(c)                    A-1+    --      4,000      4,000,000
-------------------------------------------------------------------------------
Fulton (County of) Housing Authority
 (Spring Creek Crossing Project);
 Multifamily Housing Refunding Series RB
  3.00%, 10/01/24(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
Georgia (State of) Municipal Gas
 Authority (Agency Project); Gas Series
 1996 A RB
  3.05%, 11/01/06(b)(c)                    A-1+    --      3,900      3,900,000
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Greens Apartment Project); Variable
 Rate Demand Multifamily Housing Series
 1995 RB
  3.05%, 06/15/25(b)(c)                    A-1+    --     10,300     10,300,000
-------------------------------------------------------------------------------
Gwinnett (County of) Housing Authority
 (Post Chase Project); Variable Rate
 Demand Multifamily Housing Series 1997
 RB
  3.00%, 06/01/25(b)(c)                    A-1+    --      3,500      3,500,000
-------------------------------------------------------------------------------
Roswell (City of) Housing Development
 Authority (Azalea Project); Multifamily
 Housing Refunding Series 1996 RB
  3.00%, 06/15/25(b)(c)                    A-1+    --      5,200      5,200,000
-------------------------------------------------------------------------------
                                                                     57,992,938
-------------------------------------------------------------------------------
IDAHO - 0.17%
Idaho (State of); Series 1998 TAN
  4.50%, 06/30/99                          SP-1+  MIG-1    2,000      2,004,283
-------------------------------------------------------------------------------
ILLINOIS - 11.24%
Burbank (City of) (Service Merchandise
 Co. Inc. Project); Floating Rate
 Monthly Demand Industrial Building
 Series 1984 RB
  3.25%, 09/15/24(b)(c)                    A-1+    --      2,800      2,800,000
-------------------------------------------------------------------------------
Chicago (City of); Series 1998 GO
  2.85%, 10/28/99(c)(e)                    A-1+  VMIG-1    4,000      4,000,000
-------------------------------------------------------------------------------
East Peoria (City of) (Radnor/East
 Peoria Partnership Project);
 Multifamily Housing Series 1983 RB
  3.25%, 06/01/08(b)(c)                     --     Aa3     5,445      5,445,000
-------------------------------------------------------------------------------
Illinois (State of); Refunding Series GO
  4.70%, 06/01/99                           AA     Aa2     3,000      3,007,609
-------------------------------------------------------------------------------
Illinois (State of); Series 1998 GO
  4.25%, 06/01/99(d)                        AAA    Aaa     7,000      7,007,601
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
ILLINOIS - (CONTINUED)
Illinois Development Finance Authority
 (American College of Surgeons Project);
 Tax Exempt Series 1996 RB
  3.10%, 08/01/26(b)(c)                     A-1+      -- $ 6,551 $    6,551,000
-------------------------------------------------------------------------------
Illinois Development Finance Authority
 (Jewish Charities Revenue Anticipation
 Note Progam); Variable Rate Demand RAN
  3.15%, Series 1998-1999 A 06/30/99(b)(c)  A-1+      --   5,600      5,600,000
-------------------------------------------------------------------------------
  3.15%, Series 1998-1999 B 06/30/99(b)(c)  A-1+      --   3,000      3,000,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Northwestern University); Adjustable
 Rate Series 1988 RB
  3.00%, 03/01/28(b)                        A-1+  VMIG-1   6,450      6,450,000
-------------------------------------------------------------------------------
Illinois Educational Facilities Authority
 (Pooled Financing Program); Commercial
 Paper
  3.00%, 04/06/99                           A-1+      --  10,000     10,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority;
 Revolving Fund Pooled Series D RB
  2.95%, 08/01/15(b)(c)                     A-1+  VMIG-1   3,654      3,654,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Chicago Hospitals); Variable Rate Demand
 Series 1998 RB
  3.10%, 08/01/26(b)(d)                     A-1+  VMIG-1  15,000     15,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority
 (Northwestern Memorial Hospital);
 Variable Rate Demand Series 1995 RB
  3.10%, 08/15/25(b)                        A-1+  VMIG-1   8,000      8,000,000
-------------------------------------------------------------------------------
Illinois Health Facilities Authority (The
 Methodist Medical Center); Revenue
 Refunding Series 1998 RB
  4.50%, 11/15/99(d)                         AAA     Aaa   2,090      2,107,835
-------------------------------------------------------------------------------
Illinois (State of) Toll Highway
 Authority; Refunding Series 1993 B RB
  3.30%, 01/01/10(b)(d)                     A-1+  VMIG-1   3,360      3,360,000
-------------------------------------------------------------------------------
Illinois (State of) Toll Highway
 Authority; Refunding Series 1998 B RB
  3.05%, 01/01/16(b)(c)                      --   VMIG-1   8,800      8,800,000
-------------------------------------------------------------------------------
Morgan Stanley Float Program, Chicago
 School Reform Board of Trustees of Board
 of Education (Dedicated Tax Revenues);
 Floating Rate Trust Certificates Series
 1997 A RB
  3.13%, 06/01/07(b)(d)(f)                  A-1c      --  24,280     24,280,000
-------------------------------------------------------------------------------
Village of Lisle (Four Lakes Project Phase
 Five); Multifamily Housing Revenue
 Refunding Series 1996 RB
  3.00%, 09/15/26(b)(c)                     A-1+      --   8,300      8,300,000
-------------------------------------------------------------------------------
Village of Sauget; Variable Rate Demand
 Series 1997 GO
  2.95%, 02/01/16(b)(c)                     A-1+      --   4,200      4,200,000
-------------------------------------------------------------------------------
                                                                    131,563,045
-------------------------------------------------------------------------------
INDIANA - 2.20%
Auburn (City of) (Sealed Power Corp.
 Project); Variable Rate Demand Economic
 Development Series 1985 RB
  3.00%, 07/01/10(b)(c)                       --  VMIG-1   1,200      1,200,000
-------------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
INDIANA - (CONTINUED)
Indiana Development Finance Authority
 (USX Corporation Project); Variable
 Rate Environmental Improvement
 Refunding Series 1998 RB
  3.00%, 08/05/99(b)(c)(e)               A-1+    --    $ 7,500 $    7,500,000
-----------------------------------------------------------------------------
Indianapolis (City of); Local
 Improvement Bond Bank Series 1995 B RB
  5.00%, 02/01/00                         AAA    Aaa     1,500      1,522,632
-----------------------------------------------------------------------------
Indianapolis (City of) (Jewish
 Community Campus Project); Variable
 Rate Economic Development RB
  2.95%, 04/01/05(b)(c)                   --   VMIG-1    1,995      1,995,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program, Indiana
 Health Facility Financing Authority
 (Sisters of St. Francis Health
 Services Inc.); Floating Rate Trust
 Certificates Series 89 1999 A RB
  3.13%, 05/01/07(b)(d)(f)               A-1c    --      7,495      7,495,000
-----------------------------------------------------------------------------
Petersburg (City of) (Indianapolis
 Power and Light Co. Project);
 Adjustable Rate Tender Securities
 Series 1995 B PCR
  3.05%, 01/01/23(b)(d)                  A-1+  VMIG-1    6,000      6,000,000
-----------------------------------------------------------------------------
                                                                   25,712,632
-----------------------------------------------------------------------------
IOWA - 1.64%
Iowa Higher Education Loan Authority;
 Private College Facility RB
  3.15%, 12/01/15(b)(d)                  A-1+  VMIG-1   10,700     10,700,000
-----------------------------------------------------------------------------
Iowa School Corporations (Iowa School
 Cash Anticipation Program); Warrant
 Certificates Series 1998-1999 A TRAN
  4.50%, 06/25/99(c)                     SP-1+  MIG-1    8,500      8,516,232
-----------------------------------------------------------------------------
                                                                   19,216,232
-----------------------------------------------------------------------------
KANSAS - 0.43%
Mission (City of) (Silverwood
 Apartment Project); Multifamily RB
  3.00%, 09/15/26(b)(c)                  A-1+    --      5,000      5,000,000
-----------------------------------------------------------------------------
Kentucky - 6.89%
Clark (County of) (East Kentucky
 Power); Series 1984-J2 PCR
  3.10%, 04/15/99(c)                     A-1+    P-1     3,100      3,100,000
-----------------------------------------------------------------------------
Kentucky Asset/Liability Commission;
 General Fund TRAN
  4.00%, Series 1998 B 06/25/99          SP-1+  MIG-1    2,000      2,003,049
-----------------------------------------------------------------------------
  4.50%, Series 1998 A 06/25/99          SP-1+  MIG-1    5,000      5,010,453
-----------------------------------------------------------------------------
Kentucky Asset/Liability Commission;
 Project Notes General Fund Series
 1998 A RB
  2.85%, 08/12/99(b)(c)                   --   VMIG-1    8,000      8,000,000
-----------------------------------------------------------------------------
  2.90%, 08/12/99(b)(c)                   --   VMIG-1   15,000     15,000,000
-----------------------------------------------------------------------------
Kentucky Economic Development Finance
 Authority (Catholic Healthcare
 Project); Hospital Facilities Series
 1998 A RB
  3.00%, 12/01/27(b)(c)                  A-1+  VMIG-1   21,200     21,200,000
-----------------------------------------------------------------------------


                                             RATING(a)     PAR
                                            S&P  MOODY'S  (000)      VALUE
KENTUCKY - (CONTINUED)
Kentucky Interlocal School Transport
 Association; Series 1998 TRAN
  3.90%, 06/30/99                          SP-1+   --    $22,000 $   22,043,538
-------------------------------------------------------------------------------
Trimble (County of) (Louisville Gas and
 Electric Company Project); Series 1992
 A PCR
  2.85%, 06/17/99                           A-1  VMIG-1    4,300      4,300,000
-------------------------------------------------------------------------------
                                                                     80,657,040
-------------------------------------------------------------------------------
LOUISIANA - 2.18%
Louisana Public Facilities Authority
 (Tiger Athletic Foundation Project);
 Series 1999 RB
  3.20%, 09/01/28(b)(c)                    A-1+    --      5,000      5,000,000
-------------------------------------------------------------------------------
New Orleans (City of); Aviation Board
 Series B RB
  3.00%, 08/01/16(b)(d)                    A-1+  VMIG-1    4,935      4,935,000
-------------------------------------------------------------------------------
New Orleans International Airport;
 Aviation Board Refunding
 Series 1995 A RB
  3.00%, 08/01/15(b)(d)                    A-1+  VMIG-1   15,635     15,635,000
-------------------------------------------------------------------------------
                                                                     25,570,000
-------------------------------------------------------------------------------
MAINE - 0.10%
Maine Health and Higher Educational
 Facilities Authority; Series 1998 B RB
  3.70%, 07/01/99(c)                        AAA    --      1,120      1,120,000
-------------------------------------------------------------------------------
MASSACHUSETTS - 1.46%
Massachusetts (State of); Series 1993 B
 GO
  4.60%, 11/01/99                           AA-    Aa3     2,890      2,917,315
-------------------------------------------------------------------------------
Massachusetts Health & Educational
 Facilities Authority (Harvard University
 Issue); Variable Rate Option Series I RB
  2.85%, 08/01/17(b)                       A-1+  VMIG-1    5,245      5,245,000
-------------------------------------------------------------------------------
Massachusetts Muni Wholesale Copower
 Supply System; Series 1999 A RB
  4.30%, 07/01/99(d)                        AAA    Aaa     1,450      1,454,635
-------------------------------------------------------------------------------
Massachusetts State Health & Educational
 Facilities Authority (Partners Health
 Care Systems P-2); RB
  2.95%, 07/01/27(b)(c)                    A-1+  VMIG-1    7,500      7,500,000
-------------------------------------------------------------------------------
                                                                     17,116,950
-------------------------------------------------------------------------------
MICHIGAN - 1.55%
Grand Rapids (City of); Water Supply
 Series 1990 RB
  7.25%, 01/01/00(g)                        AAA    Aaa     3,000      3,147,517
-------------------------------------------------------------------------------
Jackson County Economic Development Corp.
 (Sealed Power Corp.); Economic
 Development Variable Refunding RB
  3.00%, 10/01/19(b)(c)                     --   VMIG-1    1,000      1,000,000
-------------------------------------------------------------------------------

                                           RATING(a)     PAR
                                          S&P  MOODY'S  (000)      VALUE
MICHIGAN - (CONTINUED)
Michigan (State of); Municipal Bond
 Authority RB
  4.25%, Series 1998 D-1, 08/27/99       SP-1+   --    $ 3,500 $    3,509,168
-----------------------------------------------------------------------------
  4.25%, Series 1998 D-2, 08/27/99(c)    SP-1+   --      7,000      7,027,576
-----------------------------------------------------------------------------
Michigan Strategic Fund (260 Brown
 St. Associates Project); Convertible
 Variable Rate Demand Limited
 Obligation Series 1985 RB
  3.20%, 10/01/15(b)(c)                     -- VMIG-1    3,500      3,500,000
-----------------------------------------------------------------------------
                                                                   18,184,261
-----------------------------------------------------------------------------
MINNESOTA - 0.72%
 Bloomington (City of) Port Authority
 (Mall of America Project); Special Tax
 Revenue Series 1996 B RB
  3.10% 02/01/13(b)(c)                    A-1+ VMIG-1      300        300,000
-----------------------------------------------------------------------------
Mankato (City of) (Northern States
 Power Co. Project); Floating
 Collateralized Series 1985 PCR
  3.15%, 03/01/11(b)(d)                    AA-   Aa3     3,400      3,400,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program (Northern
 Municipal Power Agency); Electric
 System Floating Rate Trust Receipts
 Refunding Series 1998 RB
  3.08%, 01/01/16(b)(c)(f)                A-1c   --      3,515      3,515,000
-----------------------------------------------------------------------------
Red Wing (City of) Industrial
 Development Authority (Northern
 States Power Co.); Floating Rate
 Collateralized Series 1985 PCR
  3.15%, 03/01/11(b)(d)                    AA-   A1      1,200      1,200,000
-----------------------------------------------------------------------------
                                                                    8,415,000
-----------------------------------------------------------------------------
MISSISSIPPI - 0.43%
Mississippi (State of) (Four Lane
 Highway Program); Series 1998 GO
  3.50%, 07/01/99                        SP-1+  MIG-1    5,000      5,007,360
-----------------------------------------------------------------------------
MISSOURI - 6.56%
Independence (City of) Industrial
 Development Authority (The Groves and
 Graceland College Nursing Arts Center
 Project); Variable Rate Demand Series
 1997 A IDR
  3.15%, 11/01/27(b)(c)                   A-1+   --      5,000      5,000,000
-----------------------------------------------------------------------------
Kansas City Industrial Development
 Authority (Sleepy Hollow Apartment
 Project); Multifamily Housing Series
 1996 RB
  3.00%, 09/15/26(b)(c)                   A-1+   --      7,500      7,500,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Deaconess Long
 Term Care - A); Variable Rate Demand
 Health Facilities Series 1996 RB
  3.05%, 12/01/16(b)(c)                   A-1+ VMIG-1   10,955     10,955,000
-----------------------------------------------------------------------------
Missouri Health & Educational
 Facilities Authority (Sister of Mercy);
 Variable Rate Health Facility Series
 1995 RB
  3.00%, 12/01/16(b)                      A-1+ VMIG-1    7,300      7,300,000
-----------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)       VALUE
MISSOURI - (CONTINUED)
Missouri Health & Educational
 Facilities Authority (Stowers
 Institute for Medical Research);
 Series 1998 RB
  2.95%, 04/01/38(b)(c)                  A-1+   --    $ 41,000 $   41,000,000
-----------------------------------------------------------------------------
Morgan Stanley Float Program,
 (University of Missouri Health
 System); Floating Rate Trust
 Certificates Series 1998 40 RB
  3.13%, 11/01/28(b)(d)(f)               --   VMIG-1     4,995      4,995,000
-----------------------------------------------------------------------------
                                                                   76,750,000
-----------------------------------------------------------------------------
NEVADA - 1.28%
Las Vegas (City of) Valley Water
 District; Series A Commercial Paper
  2.85%, 07/21/99(c)                    A-1+    P-1     15,000     15,000,000
-----------------------------------------------------------------------------
NEW HAMPSHIRE - 0.46%
New Hampshire Housing Finance Authority
 (EQR-Bond Partnership- Manchester
 Project); Multifamily Housing
 Refunding Series 1996 RB
  3.00%, 09/15/26(b)(c)                  --   VMIG-1     5,000      5,000,000
-----------------------------------------------------------------------------
New Hampshire Industrial Development
 Authority (Bangor Hydro-Electric Co.
 Project); Variable Rate Demand Series
 1983 PCR
  3.05%, 01/01/09(b)(c)                 A-1+    --         400        400,000
-----------------------------------------------------------------------------
                                                                    5,400,000
-----------------------------------------------------------------------------
NEW MEXICO - 0.85%
New Mexico (State of); TRAN
  3.75%, Series 1998-1999 A, 06/30/99   SP-1+  MIG-1     5,000      5,009,356
-----------------------------------------------------------------------------
  4.25%, Series 1998-1999, 06/30/99     SP-1+  MIG-1     5,000      5,007,736
-----------------------------------------------------------------------------
                                                                   10,017,092
-----------------------------------------------------------------------------
NEW YORK - 16.66%
Eagle Tax Exempt Trust; Class A COP(f)
  3.06%, Series 943207 07/01/29(b)(c)   A-1+c   --      14,850     14,850,000
-----------------------------------------------------------------------------
  3.09%, Series 97C4702 01/01/20(b)     A-1+c   --       9,900      9,900,000
-----------------------------------------------------------------------------
  3.11%, Series 97C4703 01/01/01(b)(g)  A-1+c   --      11,295     11,295,000
-----------------------------------------------------------------------------
  3.11%, Series 1993 E 08/01/06(b)(d)   A-1+c   --      15,000     15,000,000
-----------------------------------------------------------------------------
  3.11%, Series 1993 F 08/01/06(b)(d)   A-1+c   --      20,850     20,850,000
-----------------------------------------------------------------------------
  3.11%, Series 943802 05/01/07(b)(d)   A-1+c   --      17,800     17,800,000
-----------------------------------------------------------------------------
  3.11%, Series 943901 06/15/07(b)(c)   A-1+c   --      15,175     15,175,000
-----------------------------------------------------------------------------
  3.11%, Series 950901 06/01/21(b)(g)   A-1+c   --      13,315     13,315,000
-----------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)       VALUE
NEW YORK - (CONTINUED)
Eagle Tax Exempt Trust (Colorado
 Housing and Finance Authority); Series
 94C0601 Class A COP
  3.11%, 10/01/23(b)(f)                  A-1+c   --    $10,000 $   10,000,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Houston Water
 and Sewer); Series 974305 RB Class
 A COP
  3.11%, 12/01/27(b)(c)(f)               A-1+c   --     14,005     14,005,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 Public Power Supply System Project
 No. 2); Series 964703 Class A COP
  3.11%, 07/01/11(b)(c)(f)               A-1+c   --      5,870      5,870,000
-----------------------------------------------------------------------------
Eagle Tax Exempt Trust (Washington
 State); Series 984701 Class A COP
  3.09%, 05/01/18(b)(f)                  A-1+c   --     14,400     14,400,000
-----------------------------------------------------------------------------
Long Island Power Authority;
 Subordinated Series 1998 4 RB
  3.00%, 04/08/99(c)                     A-1+  VMIG-1   13,000     13,000,000
-----------------------------------------------------------------------------
  2.85%, 08/19/99(c)                     A-1+  VMIG-1    3,000      3,000,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Medical Facilities Finance
 Agency (St.Lukes-Roosevelt Hospital
 Center); Floating Option Tax-Exempt
 Receipts Series PA-113 1993 A Mortgage
 RB
  3.05%, 02/15/29(b)(c)(f)               A-1+c   --      9,700      9,700,000
-----------------------------------------------------------------------------
Merrill Lynch Group Float Program, New
 York State Mortgage Agency; Floating
 Option Tax-Exempt Receipts Series PT
 158 RB
  3.05%, 04/01/12(b)(c)(f)                --   VMIG-1    1,100      1,100,000
-----------------------------------------------------------------------------
New York (City of); Variable Rate
 Demand Series 1993, Subseries E-5 GO
  3.25%, 08/01/19(b)(c)                  A-1+c VMIG-1    5,800      5,800,000
-----------------------------------------------------------------------------
                                                                  195,060,000
-----------------------------------------------------------------------------
NORTH CAROLINA - 1.94%
North Carolina Medical Care Commission
 Retirement Community (Adult Communities
 Total Services Inc.); Variable Rate
 Demand Series 1996 RB
  3.05%, 11/15/09(b)(c)                  A-1+    --      5,655      5,655,000
-----------------------------------------------------------------------------
North Carolina Medical Care Commission
 (The Moses H. Cone Memorial Hospital
 Project); Hospital RB
  3.10%, Series 1995, 09/01/02(b)(c)     A-1+    --      5,400      5,400,000
-----------------------------------------------------------------------------
  3.10%, Series 1993, 10/01/23(b)(c)     A-1+    --      5,700      5,700,000
-----------------------------------------------------------------------------
Raleigh Durham Airport Authority
 (American Airlines Project);
 Special Facilities Series 1995 B-1 RB
  3.20%, 11/01/15(b)(c)                  A-1+    --      5,950      5,950,000
-----------------------------------------------------------------------------
                                                                   22,705,000
-----------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)       VALUE
OHIO - 0.90%
Franklin (County of) (Bricker & Eckler
 Building Co. Project); Variable Rate
 Demand Series 1984 IDR
  3.25%, 11/01/14(b)(c)                   --     P-1   $ 8,200 $    8,200,000
-----------------------------------------------------------------------------
Marion (County of) (Pooled Lease
 Program); Hospital RB
  3.10%, 10/01/22(b)(c)                  A-1+    --      1,355      1,355,000
-----------------------------------------------------------------------------
Ohio Housing Finance Agency (Kenwood
 Congregate Retirement Community
 Project); Variable Rate Demand
 Multifamily Housing Series 1985 RB
  3.00%, 12/01/15(b)(c)                   --   VMIG-1      956        956,000
-----------------------------------------------------------------------------
                                                                   10,511,000
-----------------------------------------------------------------------------
OKLAHOMA - 0.43%
Oklahoma Water Resources Board (State
 Loan Program); Series 1995 RB
  2.95%, 09/01/99(b)(c)                  A-1+c   --      5,000      5,000,000
-----------------------------------------------------------------------------
OREGON - 1.38%
Klamath Falls (City of) (Salt Caves
 Hydroelectric Project); Adjustable/
 Fixed Refunding Series 1986 D RB
  3.80%, 05/03/99(e)(g)                  SP-1+   --      5,670      5,670,331
-----------------------------------------------------------------------------
Multnoma (County of) (Portland Public
 School District); Series 1998 TRAN
  4.25%, 06/30/99                        SP-1+  MIG-1    2,600      2,603,710
-----------------------------------------------------------------------------
Portland (City 0f) (South Park Block
 Project); Multifamily Housing Variable
 Rate Refunding Series 1988 A RB
  3.00%, 12/01/11(b)(c)                  A-1+    --      7,950      7,950,000
-----------------------------------------------------------------------------
                                                                   16,224,041
-----------------------------------------------------------------------------
PENNSYLVANIA - 2.42%
Beaver County Industrial Development
 Authority (Duquesne Light Company
 Project); Refunding Series 1994 PCR
  3.20%, 05/27/99(b)                     A-1+  VMIG-1    6,000      6,000,000
-----------------------------------------------------------------------------
Delaware County Industrial Development
 Authority (Henderson-Radnor Joint
 Venture Project); Limited Obligation
 Series 1985 IDR
  3.35%, 04/01/15(b)(c)                   --     Aa3       765        765,000
-----------------------------------------------------------------------------
Montour (County of) Geisinger Authority
 Health System (Obligation Group);
 Series A RB
  5.30%, 07/01/99                         AA     Aa2     1,000      1,003,974
-----------------------------------------------------------------------------
Philadelphia (City of) Parking
 Authority; Parking Series 1999 RB
  4.00%, 02/01/00(d)                      AAA    Aaa     1,290      1,300,114
-----------------------------------------------------------------------------
Philadelphia School District; TRAN
  4.25%, Series 1998-1999 A, 06/30/99(c) SP-1   MIG-1    1,500      1,502,213
-----------------------------------------------------------------------------
  4.25%, Series 1998 B, 06/30/99(c)      SP-1   MIG-1   10,000     10,027,622
-----------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)       VALUE
PENNSYLVANIA - (CONTINUED)
York (City of) General Authority;
 Adjustable Rate Pooled Financing Series
 1996 RB
  3.10%, 09/01/26(b)(c)                     A-1    --    $ 7,785 $    7,785,000
-------------------------------------------------------------------------------
                                                                     28,383,923
-------------------------------------------------------------------------------
TENNESSEE - 1.17%
Industrial Development Board of the
 Metropolitan Government of Nashville and
 Davidson County (Amberwood, Ltd. Project);
 Multifamily Housing RB
  3.31%, Series 1993 A 07/01/13(b)(c)        --  VMIG-1    2,135      2,135,000
-------------------------------------------------------------------------------
  3.31%, Series 1993 B 07/01/13(b)(c)       A-1  VMIG-1    1,825      1,825,000
-------------------------------------------------------------------------------
Knox (County of) Health Educational and
 Housing Facility Authority (Catholic
 Healthcare Partners); Healthcare Series
 1998 A RB
  3.00%, 12/01/27(b)                        A-1+ VMIG-1    9,700      9,700,000
-------------------------------------------------------------------------------
                                                                     13,660,000
-------------------------------------------------------------------------------
TEXAS - 12.17%
Bexar (County of) Texas Housing Finance
 Authority (Fountainhead Apt.);
 Multifamily RB
  3.00%, 09/15/26(b)(c)                     A-1+   --     17,146     17,146,000
-------------------------------------------------------------------------------
Fort Worth (City of) (General Purpose
 Program); Series B Commercial Paper Notes
  2.85%, 07/14/99                           A-1+   P-1     6,000      6,000,000
-------------------------------------------------------------------------------
Grand Prairie (City of) Texas Housing
 Finance Corporation (Windridge Grand
 Prairie Associates); Multifamily Housing
 Refunding RB
  3.05%, 06/01/10(b)(c)                     A-1+   --      4,500      4,500,000
-------------------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Amoco
 Oil Company Project); Refunding Series
 1992 PCR
  3.10%, 10/01/17(b)                        A-1+ VMIG-1    7,000      7,000,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp.; ACES Greater Houston
 Pooled Health Series 1985 A RB
  3.10%, 11/01/25(b)(c)                     A-1    --      2,300      2,300,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Gulf Coast Regional
 Blood Center Project); Blood Center
 Series 1992 RB
  3.15%, 04/01/17(b)(c)                     A-1    --      3,250      3,250,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (St. Lukes Episcopal
 Hospital); Series 1997 B RB
  3.10%, 02/15/27(b)                        A-1+   --      5,700      5,700,000
-------------------------------------------------------------------------------
Harris County Health Facilities
 Development Corp. (Texas Children's
 Hospital); Series 1989 B-2 RB
  3.05%, 10/01/19(b)                         --  VMIG-1    7,900      7,900,000
-------------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)       VALUE
TEXAS - (CONTINUED)
Hockley (County of) Industrial
 Development Corporation (Amoco Project);
 Adjustable Rate Series 1983 PCR
  2.90%, 09/01/99(e)                       A-1+    --    $ 3,500 $    3,500,000
-------------------------------------------------------------------------------
Houston (City of); Series 1998 TRAN
  4.25%, 06/30/99                          SP-1+  MIG-1   10,000     10,023,380
-------------------------------------------------------------------------------
Houston (City of); Series A Commercial
 Paper Notes
  2.90%, 07/08/99                          A-1+    P-1     5,000      5,000,000
-------------------------------------------------------------------------------
Houston (City of); Series B GO
  2.90%, 07/08/99                          A-1+    P-1     2,000      2,000,000
-------------------------------------------------------------------------------
Houston (City of) Water and Sewer;
 Commercial Paper Notes
  2.65%, Series A, 05/11/99                 A-1    P-1    10,000     10,000,000
-------------------------------------------------------------------------------
  3.20%, Series B, 07/29/99                 A-1    P-1    10,000     10,000,000
-------------------------------------------------------------------------------
Lubbuck Health Facilities Development
 Corporation (St. Joseph Health System);
 Series 1998 RB
  5.00%, 07/01/99                           AA     Aa3     4,000      4,018,355
-------------------------------------------------------------------------------
Sabine River Authority (Texas Utilities
 Project); Series A PCR
  3.15%, 03/01/26(b)(d)                    A-1+c VMIG-1    4,250      4,250,000
-------------------------------------------------------------------------------
San Antonio (City of) Electric & Gas
 System; Series A Commercial Paper Notes
  3.00%, 04/07/99                          A-1+    P-1     8,000      8,000,000
-------------------------------------------------------------------------------
Tarrant (County of) Texas Health
 Facilities Authority (Adventist Health
 System); Series 1997 A RB
  3.05%, 11/15/27(b)(c)                    A-1+    --      8,775      8,775,000
-------------------------------------------------------------------------------
Texas (State of); Series 1998 TRAN
  4.50%, 08/31/99                          SP-1+  MIG-1   19,000     19,107,020
-------------------------------------------------------------------------------
Texas Water Development Board; State
 Revolving Fund Senior Lein Series RB
  5.00%, 07/15/99                           AAA    Aa1     1,800      1,806,807
-------------------------------------------------------------------------------
Trinity River Industrial Development
 Authority (Radiation Sterilizers, Inc.
 Project); Variable Rate Demand IDR
  3.00%, Series 1985 A 11/01/05(b)(c)       A-1    --        500        500,000
-------------------------------------------------------------------------------
  3.00%, Series 1985 B 11/01/05(b)(c)       A-1    --      1,650      1,650,000
-------------------------------------------------------------------------------
                                                                    142,426,562
-------------------------------------------------------------------------------
UTAH - 0.34%
Central Utah Water Conservation District;
 Refunding Series 1998 E GO
  3.05%, 04/01/27(b)(d)                    A-1+  VMIG-1    4,000      4,000,000
-------------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)       VALUE
VERMONT - 0.82%
Vermont Educational and Health Building
 Finance Authority (Middlebury College
 Project A); Adjustable Rate Series 1988
 RB
  3.10%, 11/01/99(e)                        A-1+   --    $ 1,500 $    1,500,000
-------------------------------------------------------------------------------
Vermont Educational and Health Building
 Finance Authority (VHA New England);
 Variable Rate Hospital RB
  3.15%, Series B 12/01/25(b)(d)            A-1    --      1,000      1,000,000
-------------------------------------------------------------------------------
  3.15%, Series E 12/01/25(b)(d)            A-1    --      2,500      2,500,000
-------------------------------------------------------------------------------
  3.15%, Series F 12/01/25(b)(d)            A-1+   --      2,100      2,100,000
-------------------------------------------------------------------------------
  3.15%, Series G 12/01/25(b)(d)            A-1+   --      2,500      2,500,000
-------------------------------------------------------------------------------
                                                                      9,600,000
-------------------------------------------------------------------------------
VIRGINIA - 3.35%
Alexandria (City of) Virginia Development
 and Housing Authority (Goodwin Project);
 Residential Care Facilities Series 1996 B
 RB
  3.20%, 10/01/06(b)(c)                     A-1    --      9,300      9,300,000
-------------------------------------------------------------------------------
Industrial Development Authority of the
 City of Lynchburg (VHA Mid-Atlantic
 States, Inc.) Capital Asset Financing
 Program; Variable Rate Hospital Series
 1985 F RB
  3.15%, 12/01/25(b)(d)                     A-1+   --      6,700      6,700,000
-------------------------------------------------------------------------------
Roanoke (City of) (Carillion Health
 System); Hospital Series B RB
  3.10%, 07/01/19(b)(c)                     A-1  VMIG-1    2,900      2,900,000
-------------------------------------------------------------------------------
Virginia State Public School Authority;
 School Financing Series 1998 RB
  3.50%, 08/01/99                           AA+    Aa1     5,225      5,235,399
-------------------------------------------------------------------------------
Waynesboro (City of) Industrial
 Development Authority
 (Residential Care Facilities); RB
  3.20%, 12/15/28(b)(c)                     A-1    --     15,100     15,100,000
-------------------------------------------------------------------------------
                                                                     39,235,399
-------------------------------------------------------------------------------
WASHINGTON - 0.88%
Industrial Development Corp. of Port
 Townsend (Port Townsend Paper Corp.
 Proect); Variable Rate Refunding Series
 1988 A RB
  3.00%, 03/01/09(b)(c)                      --  VMIG-1    3,100      3,100,000
-------------------------------------------------------------------------------
Seattle (City of) Solid Waste Utility;
 Series 1999 RB
  4.75%, 08/01/99(c)                        AAA    Aaa     3,835      3,858,551
-------------------------------------------------------------------------------
Washington State Public Power Supply
 (Nuclear Project No. 1); Series A Pre
 Refunded RB
  7.50%, 07/01/99(g)                        AAA    Aaa     3,240      3,341,490
-------------------------------------------------------------------------------
                                                                     10,300,041
-------------------------------------------------------------------------------

                                          RATING(a)     PAR
                                         S&P  MOODY'S  (000)       VALUE
WEST VIRGINIA - 1.24%
West Virginia Hospital Finance
 Authority (VHA Mid-Atlantic States,
 Inc. Capital Asset Financing Program);
 RB
  3.15%, Series 1985 B 12/01/25(b)(d)   A-1+    --    $3,000 $    3,000,000
-------------------------------------------------------------------------------
  3.15%, Series 1985 C 12/01/25(b)(d)   A-1 +   --     3,500      3,500,000
-------------------------------------------------------------------------------
  3.15%, Series 1985 H 12/01/25(b)(d)    A-1    --     8,000      8,000,000
-------------------------------------------------------------------------------
                                                                 14,500,000
-------------------------------------------------------------------------------
WISCONSIN - 1.31%
Milwaukee (County of); Series 1995 GO
  5.125%, 12/01/99                       AA-    Aa3    2,275      2,307,774
-------------------------------------------------------------------------------
Wisconsin (State of); TAN
  4.50%, 06/15/99                       SP-1+  MIG-1  13,000     13,024,607
-------------------------------------------------------------------------------
                                                                 15,332,381
-------------------------------------------------------------------------------
    TOTAL INVESTMENTS - 103.47%                               1,210,968,892 (h)
-------------------------------------------------------------------------------
    OTHER ASSETS AND LIABILITIES - (3.47%)                      (40,627,008)
-------------------------------------------------------------------------------
NET ASSETS - 100%                                            $1,170,341,884
-------------------------------------------------------------------------------

Investment Abbreviations:

COP--Certificates of Participation                   RAN--Revenue Anticipation Notes
GO--General Obligation Bonds/Notes                   RB--Revenue Bonds
IDR--Industrial Development Revenue Bonds            TAN--Tax Anticipation Notes
PCR--Pollution Control Revenue Bonds                 TRAN--Tax and Revenue Anticipation Notes

NOTES TO SCHEDULE OF INVESTMENTS:
(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). Ratings are not covered by Independent Auditors' Report.
(b) Demand security: payable upon demand by the Fund at specified intervals no greater than thirteen months. Interest rates are redetermined periodically. Rates shown are the rates in effect on 03/31/99.
(c) Secured by a letter of credit.
(d) Secured by bond insurance.
(e) Subject to an irrevocable call or mandatory put by the issuer. Par value and maturity date reflect such call or put.
(f) The Fund may invest in synthetic municipal instruments of which the value of and return on are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include variable rate instruments. These instruments involve the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional right to put its certificate at par value plus accrued interest. Because synthetic municipal instruments involve a trust and a third party conditional put feature, they involve complexities and potential risks they may not be present where a municipal security is owned directly.
(g) Secured by an escrow fund of U.S. Treasury obligations.
(h) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999

ASSETS:
Investments, at value (amortized cost)                    $1,210,968,892
------------------------------------------------------------------------
Cash                                                           1,930,982
------------------------------------------------------------------------
Receivables for:
 Investments sold                                             10,915,099
------------------------------------------------------------------------
 Interest                                                      8,817,033
------------------------------------------------------------------------
Investment for deferred compensation plan                         41,727
------------------------------------------------------------------------
Other assets                                                     161,487
------------------------------------------------------------------------
    Total assets                                           1,232,835,220
------------------------------------------------------------------------
LIABILITIES:
Payables for:
 Investments purchased                                        59,383,437
------------------------------------------------------------------------
 Dividends                                                     2,866,059
------------------------------------------------------------------------
 Deferred compensation                                            41,727
------------------------------------------------------------------------
Accrued administrative services fees                               7,600
------------------------------------------------------------------------
Accrued advisory fees                                             20,056
------------------------------------------------------------------------
Accrued directors' fees                                            3,388
------------------------------------------------------------------------
Accrued transfer agent fees                                       21,176
------------------------------------------------------------------------
Accrued distribution fees                                         19,336
------------------------------------------------------------------------
Accrued operating expenses                                       130,557
------------------------------------------------------------------------
    Total liabilities                                         62,493,336
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $1,170,341,884
========================================================================
NET ASSETS:
 Institutional Class                                      $1,072,597,169
========================================================================
 Private Investment Class                                 $   90,605,977
========================================================================
 Cash Management Class                                    $    7,138,738
------------------------------------------------------------------------
CAPITAL STOCK, $0.001 par value per share:
Institutional Class:
 Authorized                                                3,000,000,000
------------------------------------------------------------------------
 Outstanding                                               1,072,592,053
========================================================================
Private Investment Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                  90,604,835
========================================================================
Cash Management Class:
 Authorized                                                1,000,000,000
------------------------------------------------------------------------
 Outstanding                                                   7,138,732
========================================================================
Net asset value, offering and redemption price per share           $1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended March 31, 1999

INVESTMENT INCOME:
Interest income                                       $37,106,069
------------------------------------------------------------------
EXPENSES:
Advisory fees                                           2,455,821
------------------------------------------------------------------
Administrative services fees                               86,020
------------------------------------------------------------------
Transfer agent fees                                       148,166
------------------------------------------------------------------
Custody fees                                               46,422
------------------------------------------------------------------
Directors' fees                                            15,376
------------------------------------------------------------------
Distribution fees (Note 2)                                430,870
------------------------------------------------------------------
Other expenses                                            319,765
------------------------------------------------------------------
  Total expenses                                        3,502,440
------------------------------------------------------------------
Less: Fees waived and expenses assumed                 (1,024,500)
------------------------------------------------------------------
  Net expenses                                          2,477,940
------------------------------------------------------------------
Net investment income                                  34,628,129
------------------------------------------------------------------
Net realized gain on sales of investments                   8,745
------------------------------------------------------------------
Net increase in net assets resulting from operations  $34,636,874
==================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended March 31, 1999 and 1998

                                                   1999            1998
                                              --------------  --------------
OPERATIONS:
 Net investment income                        $   34,628,129  $   36,533,922
-----------------------------------------------------------------------------
 Net realized gain on sales of investments             8,745           9,664
-----------------------------------------------------------------------------
    Net increase in net assets resulting from
     operations                                   34,636,874      36,543,586
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                             (32,079,516)    (34,792,247)
-----------------------------------------------------------------------------
 Private Investment Class                         (2,486,438)     (1,741,675)
-----------------------------------------------------------------------------
 Cash Management Class                               (62,175)             --
-----------------------------------------------------------------------------
Capital stock transactions - net:
 Institutional Class                             175,685,921     (69,673,016)
-----------------------------------------------------------------------------
 Private Investment Class                         10,142,224      42,918,457
-----------------------------------------------------------------------------
 Cash Management Class                             7,138,732              --
-----------------------------------------------------------------------------
    Net increase (decrease) in net assets        192,975,622     (26,744,895)
-----------------------------------------------------------------------------
NET ASSETS:
 Beginning of period                             977,366,262   1,004,111,157
-----------------------------------------------------------------------------
 End of period                                $1,170,341,884  $  977,366,262
=============================================================================
NET ASSETS CONSIST OF:
 Capital (par value and additional paid-in):
  Institutional Class                         $1,072,668,342  $  896,906,132
-----------------------------------------------------------------------------
  Private Investment Class                        90,611,277      80,462,611
-----------------------------------------------------------------------------
  Cash Management Class                            7,139,494              --
-----------------------------------------------------------------------------
 Undistributed realized gain (loss) on sales
  of investments                                     (77,229)         (2,481)
-----------------------------------------------------------------------------
                                              $1,170,341,884  $  977,366,262
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
March 31, 1999
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Tax-Free Investments Co. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Company is organized as a Maryland corporation consisting of one portfolio, the Cash Reserve Portfolio (the "Fund"). The Fund currently offers six different classes of shares, the Institutional Class ("Institutional Class"), the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Securities Valuations - The Fund uses the amortized cost method of valuing investment portfolio securities which has been determined by the Board of Directors of the Company to represent the fair value of the Fund's investments.
B. Securities Transactions and Investment Income - Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Interest income is allocated to each class daily, based upon each class' pro rata share of the total shares of the Fund outstanding. Discounts, other than original issue, on short-term obligations are amortized to unrealized appreciation for financial reporting purposes. On March 31, 1999, paid in capital was increased by $83,493 and undistributed net realized gains was decreased by $83,493 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the fund were unaffected by the reclassifications discussed above.
C. Dividends and Distributions to Shareholders - It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $77,230 (which may be carried forward to offset future taxable gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in sufficient municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code, to shareholders.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated between the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets plus 0.20% of the Fund's average daily net assets in excess of $500 million.
 AIM has voluntarily agreed to reduce its fee from the Fund to the extent necessary so that the amount of ordinary expenses of the Institutional Class (excluding interest, taxes, brokerage commissions, directors' fees, extraordinary expenses and federal registration fees) paid or incurred by the Institutional Class does not exceed 0.20% of the Institutional Class' average daily net assets. As a result, AIM's advisory fee on the Private Investment Class and the Cash Management Class, are reduced in the same proportion as the Institutional Class. For the year ended March 31, 1999, AIM reduced its advisory fee from the Fund by $809,773.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended March 31, 1999, the Fund reimbursed AIM $86,020 for such services.

 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class of the Portfolio. The plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, 1.00%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, Personal Investment Class, and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class, or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Fund with respect to each class. During the year ended March 31, 1999, the Private Investment Class and the Cash Management Class paid $214,255 and $1,888, respectively, as compensation to FMC under the Plan. FMC waived fee of $214,727 during the same period.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended March 31, 1999, the Fund paid AFS $97,188 for such services.
 During the year ended March 31, 1999, the Fund paid legal fees of $5,333 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES
Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK
Changes in capital stock outstanding during the years ended March 31, 1999 and 1998 were as follows:

                                      1999                              1998
                         --------------------------------  -------------------------------
                             Shares           Amount           Shares          Amount
                         ---------------  ---------------  --------------  ---------------
Sold:
  Institutional Class      7,257,933,597  $ 7,257,933,597   5,302,472,459  $ 5,302,472,459
-------------------------------------------------------------------------------------------
  Private Investment
   Class                     580,913,749      580,913,749     484,657,926      484,657,926
-------------------------------------------------------------------------------------------
  Cash Management Class*      13,152,591       13,152,591              --               --
-------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class          1,929,870        1,929,870       2,107,154        2,107,154
-------------------------------------------------------------------------------------------
  Private Investment
   Class                       2,254,362        2,254,362       1,514,378        1,514,378
-------------------------------------------------------------------------------------------
  Cash Management Class*          41,812           41,812              --               --
-------------------------------------------------------------------------------------------
Redeemed:
  Institutional Class     (7,084,177,546)  (7,084,177,546) (5,374,252,629)  (5,374,252,629)
-------------------------------------------------------------------------------------------
  Private Investment
   Class                    (573,025,887)    (573,025,887)   (443,253,847)    (443,253,847)
-------------------------------------------------------------------------------------------
  Cash Management Class*      (6,055,671)      (6,055,671)             --               --
-------------------------------------------------------------------------------------------
Net increase (decrease)      192,966,877  $   192,966,877     (26,754,559) $   (26,754,559)
-------------------------------------------------------------------------------------------

* The Cash Management Class commenced sales on January 1, 1999.

NOTE 5 - FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share of Private Investment Class capital stock outstanding during each of the years in the five-year period ended March 31, 1999.

                                 1999        1998     1997     1996     1995
                                -------     -------  -------  -------  -------
Net asset value, beginning of
period                          $  1.00       $1.00    $1.00    $1.00    $1.00
------------------------------  -------     -------  -------  -------  -------
Income from investment
operations:
 Net investment income             0.03        0.03     0.03     0.03     0.03
------------------------------  -------     -------  -------  -------  -------
Less distributions:
 Dividends from net investment
 income                           (0.03)      (0.03)   (0.03)   (0.03)   (0.03)
------------------------------  -------     -------  -------  -------  -------
Net asset value, end of period  $  1.00       $1.00    $1.00    $1.00    $1.00
------------------------------  -------     -------  -------  -------  -------
Total return                       2.98%       3.29%    3.07%    3.41%    2.80%
------------------------------  -------     -------  -------  -------  -------
Ratios/supplemental data:
Net assets, end of period
(000s omitted)                  $90,606     $80,462  $37,544  $35,139  $29,286
------------------------------  -------     -------  -------  -------  -------
Ratio of expenses to average
net assets(a)                      0.45%(b)    0.45%    0.45%    0.45%    0.45%
------------------------------  -------     -------  -------  -------  -------
Ratio of net investment income
to average net assets(c)           2.91%(b)    3.24%    3.02%    3.35%    2.89%
------------------------------  -------     -------  -------  -------  -------

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.78%, 0.77%, 0.83%, 0.76% and 1.17% for the periods 1999-1995, respectively.
(b) Ratios are based on average net assets of $85,701,917.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 2.58%, 2.92%, 2.65%, 3.04% and 2.17% for the periods 1999-1995, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Tax-Free Investments Co.:

We have audited the accompanying statement of assets and liabilities of the Cash Reserve Portfolio (a Portfolio of Tax-Free Investments Co.), including the schedule of investments, as of March 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Reserve Portfolio as of March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                 KPMG LLP

Houston, Texas
May 7, 1999

                               DIRECTORS
Charles T. Bauer                                            Carl Frischling              Tax-Free
Bruce L. Crockett                                          Robert H. Graham              Investments Co.
Owen Daily II                                            Prema Mathai-Davis              (TFIC)
Edward K. Dunn, Jr.                                        Lewis F. Pennock
Jack Fields                                                  Louis S. Sklar

                               OFFICERS
Charles T. Bauer                                                   Chairman
Robert H. Graham                                                  President
Gary T. Crum                                             Sr. Vice President              Cash Reserve
Carol F. Relihan                             Sr. Vice President & Secretary              Portfolio
Dana R. Sutton                                   Vice President & Treasurer              ------------------------------------------
Stuart W. Coco                                               Vice President              Private Investment          ANNUAL
Melville B. Cox                                              Vice President              Class                       REPORT
Karen Dunn Kelley                                            Vice President
J. Abbott Sprague                                            Vice President
Mary J. Benson               Assistant Vice President & Assistant Treasurer
Sheri Morris                 Assistant Vice President & Assistant Treasurer
Renee A. Friedli                                        Assistant Secretary
P. Michelle Grace                                       Assistant Secretary
Jeffrey H. Kupor                                        Assistant Secretary                                          MARCH 31, 1999
Nancy L. Martin                                         Assistant Secretary
Ofelia M. Mayo                                          Assistant Secretary
Lisa A. Moss                                            Assistant Secretary
Kathleen J. Pflueger                                    Assistant Secretary
Samuel D. Sirko                                         Assistant Secretary
Stephen I. Winer                                        Assistant Secretary
                                                                                                [LOGO APPEARS HERE]
                                                                                             Fund Management Company
                           INVESTMENT ADVISOR
                          A I M Advisors, Inc.
                      11 Greenway Plaza, Suite 100
                           Houston, TX 77046
                             (800) 347-1919

                              DISTRIBUTOR
                        Fund Management Company
                      11 Greenway Plaza, Suite 100
                         Houston, TX 77046-1173
                             (800) 659-1005

                               CUSTODIAN
                         The Bank of New York
                    90 Washington Street, 11th Floor
                          New York, NY 10286

                        LEGAL COUNSEL TO FUND
                 Ballard Spahr Andrews & Ingersoll LLP
                    1735 Market Street, 51st Floor
                     Philadelphia, PA 19103-7599

                      LEGAL COUNSEL TO DIRECTORS
                  Kramer, Levin, Naftalis & Frankel
                          919 Third Avenue
                         New York, NY 10022

                           TRANSFER AGENT
                     A I M Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

This report may be distributed only to current shareholders or to persons who have received a current prospectus.